Intangible assets - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	May 31, 2022	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations		$ 3,538
FSO Asia and Africa | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations	$ 16,600
TI Asia Ltd
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired	50.00%
TI Africa Ltd
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired	50.00%